SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

27	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2025 up through April 23, 2026, which is the date that these consolidated financial statements are available for distribution.

CL Workshop Group Limited 2026 Equity Incentive Plan was adopted on January 1, 2026, to promote long-term success, attract and retain key management employees, directors, and consultants, and align interests of such service providers with those of the shareholders. The Plan allows various equity grants.

On March, 2026, the Company completed the sale of an office in Peru that had been classified as held for sale as at December 31, 2025. The sale was completed for total consideration of $640,000.

Other than the events disclosed above, no other material subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.